ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 30, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Funds is Post-Effective Amendment No. 1073 and Amendment No. 1074 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The primary purpose of this filing is to make material revisions to disclosures related to the Fund's principal investment strategies and risks.
If you have any questions or require further information, do not hesitate to contact me at noellenadia.filali@usbank.com.

Sincerely,

/s/ Noelle-Nadia A Filali
Noelle-Nadia A Filali
Assistant Secretary